Organization and basis of financial statements	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and basis of financial statements

1.	Organization and basis of financial statements

Skillful Craftsman Education Technology Limited (“the Company” or “the Group”) is an exempted company incorporated under the laws of Cayman Islands on June 14, 2019. The Group operates its business primarily through its subsidiaries established in the PRC. The Group is currently engaged in the provision of AI algorithm consulting and AI-powered communication learning services. The Company’s shareholders approved the full termination of all VIE contractual arrangements at an extraordinary general meeting. All termination and equity pledge release agreements were formally executed and became effective on March 17, 2025. Upon termination, all equity pledges held by the WOFE over the VIE’s shares were fully released, and the Group lost all contractual control rights over Wuxi Kingway Technology Co., Ltd. (“Wuxi Kingway”)’s business, assets and cash flows. The VIE was fully deconsolidated under ASC 810, with its previously recorded restricted net assets excluded from current period computation.

Details of the Company’s consolidated subsidiaries were as follows:

			Percentage
			of direct or
			indirect
			ownership
	Date of	Place of	by the	Principal
Name of Entity	incorporation	incorporation	Company	activities
Subsidiaries:			Direct
Easy Skills Technology Limited (“Hong Kong ES”)	December 24, 2018	HK	100%	Holding company
Skillful Craftsman Network Technology (Wuxi) Co., Ltd. (“WOFE” or “Craftsman Wuxi”)	January 16, 2019	PRC	100%	Investment holding
Shenzhen Jisen Information Tech Limited (“Jisen Information”)	December 8, 2014	PRC	100%	Financial education and services
Giga Learning Inc (“GIGA”)	November 19, 2024	USA	100%	Vocational education

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS